Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)	Dec. 31, 2019 SGD ($)
Statement of Cash Flows [Abstract]
Net income	$ 1	$ 2	$ 1,727	$ 342
Adjustment:
Depreciation and amortization	454	614	769	972
(Gain)/Loss on disposal of property, plant and equipment	(52)	(71)		8
Reversal/ provision of loss allowance	(36)	(49)	63	(21)
Change in fair value of financial instruments	(2)	(3)	(1)	57
Changes in operating assets:
(Increase)/ decrease in inventories	(871)	(1,177)	1,597	327
Decrease/(increase) of accounts receivable	4,095	5,537	(4,549)	1,077
Increase/(decrease) of accounts payable, accruals and other current liabilities	(1,095)	(1,480)	1,508	(1,217)
Cash provided by operating activities	2,494	3,373	1,114	1,545
Proceeds from disposal of property, plant and equipment	53	71		41
Purchase of property, plant and equipment	(583)	(788)	(280)	(615)
Purchase of financial instrument				(296)
Release of pledged fixed deposit				200
Cash used in investing activitie	(530)	(717)	(280)	(670)
Proceeds from bank loans	1,294	1,750		235
Proceeds from controlling shareholder loan	1,126	1,523
Repayment of bank loans	(1,548)	(2,094)	(669)	(1,270)
Dividends paid	(2,145)	(2,900)		(1,500)
Principal payment of lease liabilities			(95)	(108)
Proceeds from issuance of shares				1,577
Payment of deferred financing costs	(266)	(361)	(417)	(193)
Cash used in financing activities	(1,539)	(2,082)	(1,181)	(1,259)
Foreign currency effect	(12)	(16)	54	(49)
Net change in cash and cash equivalents	413	558	(293)	(433)
Cash and cash equivalents as of beginning of the year	407	550	843	1,276
Cash and cash equivalents as of the end of the year	820	1,108	550	843
Supplementary Cash Flows Information
Cash paid for interest	159	217	320	458
Cash paid for taxes	$ 388	$ 531	$ 62	$ 46